Acquisitions - 2018 Acquisitions, Summary of Fair Value of Acquired Identifiable Intangible Assets and Weighted-Average Useful Life (Details) - 2018 Acquisitions $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 18,412
Developed product technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 13,317
Weighted-average useful life	5 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 4,805
Weighted-average useful life	4 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 290
Weighted-average useful life	3 years